3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Land Improvements [Member]	Sep. 30, 2012 Minimum [Member] Land Improvements [Member]	Sep. 30, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Land Improvements [Member]	Sep. 30, 2012 Maximum [Member] Land Improvements [Member]
Reserve for impaired inventory	$ 10,000		$ 10,000		$ 10,000	$ 10,000
Estimated useful lives of assets							2 years	5 years	5 years	10 years	20 years	20 years
Loss on change - derivative liability warrants	1,448,710		1,448,710
Deferred revenue	0		0		666,667	0
Refundable tax assets	30,045		30,045		29,316	9,080
Options outstanding	11,005,000	9,020,000	11,005,000	9,020,000	5,920,000	6,920,000
Warrants outstanding	112,357,050	4,977,051	112,357,050	4,977,051	3,369,050	4,569,050
Cash insured by Federal Deposit Insurance Corporation					$ 250,000